Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Lease Costs Recognized and Other Information Pertaining to Operating Leases

The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the years ended December 31, 2023, 2022, and 2021 (dollars in thousands):

	Years ended December 31,
	2023	2022	2021
Lease cost
Operating lease cost	$4,655	$4,512	$4,718
Variable lease cost	5,291	3,921	5,022
Short-term lease cost	379	363	65
	$10,325	$8,796	$9,805
Other information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$4,537	$4,859	$4,736
Right of use assets obtained in exchange for new operating lease liabilities	$2,108	$2,111	$314
Right of use assets terminated in exchange for operating lease liabilities, net	$(1,916)	$—	$—
Weighted average remaining lease term (in years)	1.3	2.3	3.1
Weighted average discount rate	6.61%	5.13%	4.86%

Summary of Maturities of Operating Lease Liabilities

Pursuant to the terms of the Company’s non-cancelable lease agreements in effect as of December 31, 2023, the following table summarizes the Company’s maturities of operating lease liabilities as of December 31, 2023 (in thousands):

December 31,
2023
Operating lease liabilities payment
2024	$3,717
2025	1,099
2026
2027	-
Total lease payments	$4,816
Less: imputed interest	(201)
Present value of lease liability	$4,615